CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 100,000	$ 654,488	$ 49,658
Accounts receivable, net	122,800,000	101,200,000
Prepaid expenses		178,037
Inventories, net	221,100,000	137,200,000
Prepaid expenses and other current assets	13,200,000	5,700,000
Total current assets	357,200,000	244,100,000	49,658
PROPERTY AND EQUIPMENT, NET	293,700,000	196,500,000
Deferred offering costs			162,500
Marketable Securities held in Trust Account		145,998,591
OTHER ASSETS
Goodwill	22,800,000	8,600,000
Intangible assets, net	24,200,000	3,000,000
Other assets	1,900,000	2,000,000
Total other assets	48,900,000	13,600,000
TOTAL ASSETS	699,800,000	454,200,000	212,158
CURRENT LIABILITIES
Lines of credit, net	139,000,000	72,500,000
Accounts payable and accrued expenses		1,561,966	162,500
Payable to related party		99,641	8,279
Current portion of long-term debt	7,800,000	7,100,000
Income taxes payable		309,000
Accounts payable	62,800,000	31,100,000
Note payable - related party			50,000
Customer deposits	6,800,000	7,200,000
Accrued expenses	26,800,000	16,000,000
Other current liabilities	13,300,000	9,300,000
Total current liabilities	411,400,000	343,400,000
LONG-TERM LIABILITIES
Long-term debt, net of current portion	136,400,000	86,500,000
Capital lease obligations, net of current portion	800,000	1,400,000
Buyback residual obligations, net of current portion	800,000	700,000
Guaranteed purchase obligation, net of current portion	7,400,000	9,000,000
Lease liability, net of current portion	2,700,000	3,700,000
Deferred tax liability	15,600,000
Other liabilities	10,000,000	3,100,000
Warrant liability	0	29,600,000
TOTAL LIABILITIES	585,100,000	477,400,000	220,779
CONTINGENCIES - NOTE 11
Class A common stock subject to possible redemption; 13,820,208 shares (at redemption value of approximately $10.12 per share)		139,860,505
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock
Additional paid-incapital	183,600,000	4,999,670
Treasury stock	(5,900,000)
Retained deficit	(63,000,000)	(23,200,000)	(8,980)
Total stockholders' equity (deficit)	114,700,000	(23,200,000)	12,200,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	699,800,000	454,200,000
Class A Common Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock		102
Total stockholders' equity (deficit)		102
Class B Common Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock		359	359
Total stockholders' equity (deficit)		359	359
New Equipment
CURRENT LIABILITIES
Floor plan payable	118,600,000	87,700,000
Used and Rental Equipment
CURRENT LIABILITIES
Floor plan payable	$ 36,300,000	112,500,000
Previously Reported
CURRENT ASSETS
Total current assets		832,525
OTHER ASSETS
TOTAL ASSETS		146,831,116
LONG-TERM LIABILITIES
TOTAL LIABILITIES		1,970,607
STOCKHOLDERS' EQUITY (DEFICIT)
Retained deficit		(127)
Total stockholders' equity (deficit)		5,000,004	(8,621)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 146,831,116	$ 212,158